JPMorgan Hedged Equity 2 Fund Annual Fund Operating Expenses - R5 R6 Shares [Member] - JPMorgan Hedged Equity 2 Fund	Jun. 30, 2026
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.45%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.34%